Annual Total Returns [BarChart] - First Trust Preferred Securities and Income Fund - A	Mar. 01, 2021
Bar Chart Table:
2012	16.64%
2013	(4.49%)
2014	10.88%
2015	5.18%
2016	5.89%
2017	11.19%
2018	(4.71%)
2019	16.56%
2020	5.95%